Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Webster Bank Retirement Savings Plan (the Plan) provides only general information. Participants should refer to the plan document for a more complete description of the Plan’s provisions.
General
The Plan is sponsored and administered by Webster Bank, National Association (the Bank), a subsidiary of Webster Financial Corporation (the Company or Webster), and covers all eligible employees of the Company and the Bank and its subsidiaries who are age 21 or older. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The Retirement Plans Committee is responsible for the oversight of the Plan.
Proposed Transaction with Banco Santander
On February 3, 2026, Webster entered into a Transaction Agreement with Banco Santander and Webster Virginia Corporation, a wholly owned subsidiary of Webster incorporated in the State of Virginia. The Transaction Agreement provides that, upon the terms and subject to the conditions set forth therein, Banco Santander will acquire Webster in two steps. First, Webster will merge with and into Webster Virginia Corporation, with Webster Virginia Corporation continuing as the surviving corporation in such merger. Second, immediately following the completion of such merger, Banco Santander will acquire all outstanding shares of Webster Virginia Corporation through a statutory share exchange.
The transaction is expected to close in the second half of 2026, and remains subject to customary closing conditions. As of the date of issuance of this report, June 18, 2026, the only impact at this time is that the Company's stock is no longer offered as an investment option within the Plan.
Plan Mergers
Effective January 23, 2024, the Bend Financial Inc., 401(k) Plan was merged with and into the Plan (the Bend Plan Merger). The transfer in of net assets associated with the Bend Plan Merger totaled $2,220,585, and comprised entirely of investments.
Effective February 10, 2025, the Ametros 401(k) Plan was merged with and into the Plan (the Ametros Plan Merger). The transfer in of net assets associated with the Ametros Plan Merger totaled $4,131,766, and comprised $4,074,405 of investments and $57,361 of notes receivable from participants.
Contributions
Each year, participants may make pre-tax and/or post-tax Roth contributions up to 75% of their annual compensation through voluntary payroll deductions, subject to the Internal Revenue Service (IRS) limit of $23,500 and $23,000 for 2025, and 2024, respectively. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions, subject to the IRS limit of $7,500 for both 2025, and 2024. Participants may also contribute amounts representing distributions from other qualified plans (rollover).
The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan on a pre-tax basis after 90 days of hire, unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 3% of eligible compensation and their contributions invested in a designated fund until changed by the participant. Annually on April 1, the deferral rate for automatically enrolled participants will automatically increase by 1% up to a maximum of 15%, unless the participant elects to opt out of the automatic increase feature. However, if a newly hired or rehired employee is hired on or after July 1, their deferral contribution percentage will not be automatically increased during the first plan year in which an automatic increase is scheduled.
The employer will make a matching contribution equal to 100% of a participant’s deferral contribution to the extent the participant’s deferral contribution does not exceed 2% of their annual compensation, plus 50% of a participant’s deferral contribution to the extent the participant’s deferral contribution exceeds 2% but does not exceed 8% of their annual compensation. In addition, the employer makes transition contributions that range from 1% to 6% of annual compensation to participants who were age 35 or older on January 1, 2008, were employed by the Bank on December 31, 2006, and who were active participants in the Webster Bank Pension Plan on December 31, 2007.
Participant Accounts
Participants direct the investment of their contributions into various investment options offered by the Plan, one of which includes Webster Financial Corporation common stock. Participants may change their investment options at any time. Each participant’s account is credited with the participant’s contributions and the employer’s contributions, as well as allocations of Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on account balances and participant earnings, as defined in the plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are immediately vested in their deferral, rollover, and qualified non-elective contributions, plus actual earnings and losses thereon. Vesting in the employer’s contributions is based on years of service. A participant is fully vested after two years of vesting service. If a participant’s employment is terminated prior to attaining two years of vesting service, amounts previously contributed by the employer, plus actual earnings and losses thereon, are forfeited.
Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 (reduced by the highest outstanding loan balance during the prior 12-month period) or 50% of their vested account balance. No more than one loan can be outstanding at any time. The loan interest rate is equal to the prime rate plus 1%, or such other reasonable rate of interest determined by the plan administrator. Each loan is secured by a pledge of the vested portion of the participant’s account balance and is required to be repaid within 5 years or less, or up to 15 years if the loan is for the purchase of a primary residence. Principal and interest are paid by the participant through payroll deductions. If a participant ceases to make loan repayments in a timely manner, and the plan administrator deems the loan to be in default, the outstanding loan balance is considered a distribution and a benefit payment is recorded. Any required loan application processing fees, as well as an annual loan administrative fee, are deducted from the participant’s account.
Payment of Benefits
On termination of service, retirement, death, or disability, a participant may elect to receive all or a portion of their vested account balance either in a single lump-sum or in installments over a period of time not to exceed the participant’s life expectancy or the joint life expectancy of the participant and his or her designated beneficiary. Terminated vested participants with account balances less than or equal to $7,000 are subject to the Plan’s maximum cash-out provision. In-service withdrawals are permitted at the request of the participant upon having attained age 59-1/2 or in the event of financial hardship, as defined by the Plan, subject to the participant having exhausted all non-taxable loan options and available distributions prior to the request. Distributions from a participant’s rollover contributions are allowed at any time.
Forfeited Accounts
Amounts forfeited during the plan year are first used to reinstate previously forfeited amounts of certain rehired employees, then to pay Plan expenses, and lastly to reduce employer contributions. No forfeitures were used to reinstate rehired employee accounts for the years ended December 31, 2025, and 2024. For the years ended December 31, 2025, and 2024, $51,400 and $20,100, respectively, of forfeited amounts were used to pay plan expenses. For the years ended December 31, 2025, and 2024, $715,169 and $684,367, respectively, of forfeited accounts were used to reduce employer contributions. At December 31, 2025, and 2024, the remaining forfeited non-vested accounts totaled $88,218 and $215,567, respectively.
Plan Amendments
Effective January 1, 2024, an employee is eligible to receive employer contributions under the Plan as soon as administratively feasible after having attained age 21.
Effective January 1, 2024, individuals who became employees of the Bank or the Company in connection with either the Sterling Bancorp merger on January 31, 2022, or the Bend Financial, Inc. acquisition on February 18, 2022, are eligible to participate in the Plan. In addition, individuals with an account balance under the Sterling National Bank 401(k) and Profit Sharing Plan as of December 28, 2023, or the Bend Financial, Inc. 401(k) Plan as of January 22, 2024, and whose account balance had transferred to the Plan, became fully vested in their transferred account balance as of the respective plan merger effective date. Any of such individuals who had attained age 59-1/2 may also withdraw all or a portion of their transferred account balance.
Effective January 1, 2024, if an employee is either newly hired or rehired on or after January 1, 2024, and is automatically enrolled in the Plan, or if an employee is a former participant of the Sterling National Bank 401(k) and Profit Sharing Plan who was automatically enrolled in that plan prior to the Sterling Plan Merger, their deferral rate shall automatically increase by 1% each January 6 up to a maximum of 15%, unless the participant elects to opt out of this automatic increase feature. However, if a newly hired or rehired employee is hired on or after July 1, their deferral contribution percentage will not be automatically increased during the first plan year in which an automatic increase is scheduled.
Effective January 1, 2024, former participants of the Sterling National Bank 401(k) and Profit Sharing Plan may withdraw any portion of their transferred deferral contributions account balance if such a distribution would meet the requirements to be a Qualified Reservist Distribution, as defined in the plan document.
Effective January 1, 2025, an employee is not required to be a Regular Employee, as defined in the plan document, to be eligible to participate in the Plan.
Effective January 1, 2025, the deferral rate for automatically enrolled participants will automatically increase by 1% on April 1 of each year up to a maximum of 15%, unless the participant elects to opt out of the automatic increase feature. However, if a newly hired or rehired employee is hired on or after July 1, their deferral contribution percentage will not be automatically increased during the first plan year in which an automatic increase is scheduled.
Effective January 1, 2025, for participants aged 60, 61, 62, or 63, the catch-up contribution limit is the greater of (i) $10,000 or (ii) 150% of the regular catch-up contribution.
Effective January 1, 2025, the Plan’s maximum cash-out provision amount was increased from $5,000 to $7,000.
Effective January 1, 2025, for each plan year beginning on or after January 1, 2025, the plan administrator will provide notice to any participant whose deferral rate is less than 3% of their eligible compensation. If they do not make an affirmative election within the time frame permitted in the notice, the participant will be automatically enrolled in the plan on a pre-tax basis and deemed to have elected their deferral rate be set at 3% of eligible compensation.
Effective February 10, 2025, employees of Ametros Financial Corporation (Ametros), which was acquired by the Bank on January 24, 2024, are eligible to participate in the Plan. Individuals who had an account balance under the Ametros 401(k) Plan as of the plan merger effective date, and whose account balance had transferred to the Plan, became fully vested in their transferred account balance, except for their employer matching contributions account. Former Ametros employees will become 20% vested in their transferred employer matching contributions account after one year of vesting service and 100% vested after two or more years of vesting service. Any of such individuals who had attained aged 59-1/2 may also withdraw all or a portion of their vested account balance that was transferred to the Plan.
Effective February 10, 2025 with respect to an employee of Ametros who (i) was hired during the two month period immediately before the plan merger effective date; (ii) was not automatically enrolled in the Ametros 401(k) Plan; and (iii) did not make an affirmative election with respect to deferral contributions in the Ametros 401(k) Plan, the Plan’s automatic enrollment provisions will be applied as if the employee became eligible to make deferral contributions under this Plan on the first day on which the employee became a common law employee of Ametros.
Effective February 11, 2025, qualified birth or adoption distributions may be made from the Plan to participating employees in an amount up to $5,000 per child. The distribution must be made within one year of the birth of the child or the finalization of the adoption. The individual may repay a qualified birth or adoption distribution within three years of the distribution date.
Effective February 11, 2025, all active plan participants may withdraw any portion of their transferred deferral contributions account balance if such a distribution would meet the requirements to be a Qualified Reservist Distribution, as defined in the plan document.
Effective December 4, 2025, the Plan has added "Secure Inc." to the list of predecessor employers.